UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21822

                      (Investment Company Act File Number)


                         Federated Managed Pool Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 3/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CORPORATE BOND STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                CORPORATE BONDS-101.0%
                BASIC INDUSTRY - CHEMICALS-1.3%
  $  75,000     Praxair, Inc., 3.95%, 6/1/2013                                                                     $    70,142
                BASIC INDUSTRY - METALS & MINING-5.9%
     95,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                      94,540
     75,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                                               73,149
     75,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                  72,144
     30,000     Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                               27,872
     55,000     Noranda, Inc., 6.00%, 10/15/2015                                                                        57,025
                   TOTAL                                                                                               324,730
                CAPITAL GOODS - AEROSPACE & DEFENSE-4.2%
     75,000     Boeing Co., 6.125%, 2/15/2033                                                                           80,335
     75,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                            75,508
     75,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                        72,285
                   TOTAL                                                                                               228,128
                CAPITAL GOODS - BUILDING MATERIALS-1.3%
     75,000     CRH America, Inc., 5.30%, 10/15/2013                                                                    73,324
                CAPITAL GOODS - DIVERSIFIED MANUFACTURING-4.6%
     75,000     Emerson Electric Co., 4.50%, 5/1/2013                                                                   72,093
     20,000 1,2 Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067                                                20,109
     75,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                             77,640
     75,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                         79,141
                   TOTAL                                                                                               248,983
                CAPITAL GOODS - ENVIRONMENTAL-3.0%
     75,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                                         78,983
     75,000     Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029                                            83,018
                   TOTAL                                                                                               162,001
                COMMUNICATIONS - MEDIA & CABLE-2.8%
     75,000     Comcast Corp., 7.05%, 3/15/2033                                                                         80,941
     75,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                               74,203
                   TOTAL                                                                                               155,144
                COMMUNICATIONS - MEDIA NONCABLE-3.1%
     75,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                    79,725
     75,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                  88,730
                   TOTAL                                                                                               168,455
                COMMUNICATIONS - TELECOM WIRELESS-4.7%
     75,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                           97,286
     75,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                      75,405
     50,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                               59,119
      5,000     Vodafone Group PLC, 5.35%, 2/27/2012                                                                     5,019
     20,000     Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                             19,881
                   TOTAL                                                                                               256,710
                COMMUNICATIONS - TELECOM WIRELINES-2.8%
     35,000     Embarq Corp., 6.738%, 6/1/2013                                                                          36,179
     40,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                     42,902
     75,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                            74,194
                   TOTAL                                                                                               153,275
                CONSUMER CYCLICAL - AUTOMOTIVE-3.1%
     75,000     DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031                        93,972
     75,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                      75,100
                   TOTAL                                                                                               169,072
                CONSUMER CYCLICAL - ENTERTAINMENT-2.7%
     75,000     Carnival Corp., 3.75%, 11/15/2007                                                                       74,271
     75,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                    75,642
                   TOTAL                                                                                               149,913
                CONSUMER CYCLICAL - RETAILERS-1.4%
     75,000     Target Corp., Note, 5.875%, 7/15/2016                                                                   77,494
                CONSUMER NON-CYCLICAL FOOD/BEVERAGE-4.2%
     75,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                               75,677
     75,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                             75,418
     75,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                    79,405
                   TOTAL                                                                                               230,500
                CONSUMER NON-CYCLICAL HEALTH CARE-5.4%
     75,000     Anthem, Inc., 6.80%, 8/1/2012                                                                           80,273
     75,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                      73,505
     75,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                          71,289
     75,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                70,992
                   TOTAL                                                                                               296,059
                CONSUMER NON-CYCLICAL PHARMACEUTICALS-3.7%
     50,000     Eli Lilly & Co., Bond, 5.20%, 3/15/2017                                                                 49,260
     75,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                 72,246
     75,000     Wyeth, 6.45%, 2/1/2024                                                                                  79,186
                   TOTAL                                                                                               200,692
                CONSUMER NON-CYCLICAL TOBACCO-0.9%
     45,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                              48,899
                ENERGY - INDEPENDENT-1.5%
     75,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                     84,060
                ENERGY - OIL FIELD SERVICES-0.4%
     20,000     Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017                                                               19,999
                FINANCIAL INSTITUTION - BANKING-7.7%
     75,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         80,061
    100,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                 99,760
     75,000     J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                                    92,037
     75,000     Popular North America, Inc., 5.65%, 4/15/2009                                                           75,536
     75,000     Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                      73,809
                   TOTAL                                                                                               421,203
                FINANCIAL INSTITUTION - BROKERAGE-4.1%
     75,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                   73,745
     75,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                              73,308
     75,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                            75,158
                   TOTAL                                                                                               222,211
                FINANCIAL INSTITUTION - FINANCE NONCAPTIVE - 2.7%
     30,000     Capital One Capital IV, 6.745%, 2/17/2037                                                               28,844
     75,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                     76,860
     45,000     Residential Capital Corp., 6.00%, 2/22/2011                                                             44,268
                   TOTAL                                                                                               149,972
                FINANCIAL INSTITUTION - INSURANCE - HEALTH-1.4%
     75,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                   76,857
                FINANCIAL INSTITUTION - INSURANCE - LIFE-1.7%
     75,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                   95,608
                FINANCIAL INSTITUTION - INSURANCE - P&C-3.3%
      9,000     ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017                                                       9,054
     20,000     CNA Financial Corp., 6.50%, 8/15/2016                                                                   20,748
     75,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                              74,808
     75,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                   75,128
                   TOTAL                                                                                               179,738
                FINANCIAL INSTITUTION - REITS-4.2%
     75,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                75,904
     75,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                     75,865
     75,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                            78,941
                   TOTAL                                                                                               230,710
                SOVEREIGN-1.1%
     56,000     United Mexican States, Series MTNA, 6.75%, 9/27/2034                                                    61,270
                TECHNOLOGY-3.8%
     75,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                             80,218
     75,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                              79,818
     50,000     Intuit, Inc., Sr. Note, 5.40%, 3/15/2012                                                                49,901
                   TOTAL                                                                                               209,937
                TRANSPORTATION - AIRLINES-1.5%
     75,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                          79,167
                TRANSPORTATION - RAILROADS -1.3%
     75,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                  70,553
                TRANSPORTATION - SERVICES-1.4%
     75,000     Ryder System, Inc., 5.95%, 5/2/2011                                                                     76,421
                UTILITY - ELECTRIC-7.2%
     75,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                          72,890
     75,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                          76,777
     75,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                                    78,690
     75,000     MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                                                 83,330
     75,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                     81,123
                   TOTAL                                                                                               392,810
                UTILITY - NATURAL GAS DISTRIBUTOR-1.3%
     75,000     Atmos Energy Corp., 4.95%, 10/15/2014                                                                   71,276
                UTILITY - NATURAL GAS PIPELINES-1.3%
     75,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                    69,496
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $5,380,788)                                                5,524,809
                MUTUAL FUND--0.3%
     18,629   3 Prime Value Obligations Fund, Institutional Shares (7-Day Net Yield 5.25%) (AT NET ASSET VALUE)         18,629
                   TOTAL INVESTMENTS - 101.3%                                                                        5,543,438
                   (IDENTIFIED COST $5,399,417)4
                   OTHER ASSETS AND LIABILITIES - NET - (1.3)%                                                        (73,525)
                   TOTAL NET ASSETS - 100%                                                                         $ 5,469,913


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $247,630, which represented 4.5% of total net assets.
<
2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2007, these liquid restricted securities amounted to $247,630, which represented 4.5% of total net assets.

3    Affiliated company.

4 At March 31, 2007, the cost of investments for federal tax purposes was $5,399,417. The net unrealized appreciation of investments for federal tax purposes was $144,021. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $154,225 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,204.



   Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);
   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.




   The following acronym is used throughout this portfolio:

 REITs --Real Estate Investment Trusts





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED POOL SERIES

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        May 21, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007